CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Cumulative effect adoption adjustment Total shareholder's (deficit) equity CNY (¥)	Cumulative effect adoption adjustment Accumulated losses CNY (¥)	Cumulative effect adoption adjustment Non-redeemable non-controlling interest CNY (¥)	Cumulative effect adoption adjustment CNY (¥)	Total shareholder's (deficit) equity CNY (¥)	Total shareholder's (deficit) equity USD ($)	Common stock Class A ordinary shares CNY (¥) shares	Common stock Class A ordinary shares USD ($) shares	Common stock Class B ordinary shares CNY (¥) shares	Common stock Class B ordinary shares USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Accumulated Other comprehensive (loss) CNY (¥)	Accumulated Other comprehensive (loss) USD ($)	Non-redeemable non-controlling interest CNY (¥)	Non-redeemable non-controlling interest USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2018					¥ 1,481,365		¥ 126		¥ 41		¥ (71,018)		¥ 2,839,342		¥ (1,280,753)		¥ (6,373)		¥ 20,561		¥ 1,501,926
Beginning balance (in shares) at Dec. 31, 2018 | shares							19,068,224	19,068,224	6,571,429	6,571,429	(517,454)	(517,454)
Net income for the year					155,052										155,052				5,499		155,052
Net loss for the year																					160,551
Share-based compensation					8,803								8,803								8,803
Acquisition of subsidiaries																			1,751		1,751
Redeemable non-controlling interest redemption value accretion					(629)										(629)						(629)
Foreign currency translation adjustments, net of nil income taxes					(20,127)												(20,127)		172		(19,955)
Foreign currency translation adjustments, net of nil income taxes																					(19,955)
Ending balance at Dec. 31, 2019					1,624,464		¥ 126		¥ 41		¥ (71,018)		2,848,145		(1,126,330)		(26,500)		27,983		1,652,447
Ending balance (in shares) at Dec. 31, 2019 | shares							19,068,224	19,068,224	6,571,429	6,571,429	(517,454)	(517,454)
Net income for the year																					(71,864)
Net loss for the year					(71,864)										(71,864)				(16,718)		(88,582)
Issuance of Class A ordinary shares pursuant to share purchase agreement with Qudian Inc., net of issuance cost					703,774		¥ 72						703,702								703,774
Issuance of Class A ordinary shares pursuant to share purchase agreement with Qudian Inc., net of issuance cost (in shares) | shares							10,204,082	10,204,082
Share-based compensation					8,161								8,161								8,161
Change of the capital from non-controlling interest shareholders																			346		346
Disposal of subsidiaries																			(22,876)		(22,876)
Redeemable non-controlling interest redemption value accretion					(500)										(500)						(500)
Foreign currency translation adjustments, net of nil income taxes					62,423												62,423		(234)		62,189
Foreign currency translation adjustments, net of nil income taxes																					62,189
Ending balance at Dec. 31, 2020	¥ (7,742)	¥ (7,742)	¥ (1)	¥ (7,743)	2,318,716		¥ 198		¥ 41		¥ (71,018)		3,560,008		(1,206,436)		35,923		(11,500)		2,307,216
Ending balance (in shares) at Dec. 31, 2020 | shares							29,272,306	29,272,306	6,571,429	6,571,429	(517,454)	(517,454)
Net income for the year																					(565,253)	$ (88,701)
Net loss for the year					(565,253)										(565,253)				(359)		(565,612)
Share-based compensation					2,286								2,286								2,286
Disposal of a equity investee					(3,473)								(3,473)								(3,473)
Redeemable non-controlling interest redemption value accretion					(500)										(500)						(500)
Foreign currency translation adjustments, net of nil income taxes					28,816												28,816		598		29,414
Foreign currency translation adjustments, net of nil income taxes																					29,324	4,602
Ending balance at Dec. 31, 2021				¥ 7,742	¥ 1,780,592	$ 279,413	¥ 198	$ 31	¥ 41	$ 6	¥ (71,018)	$ (11,144)	¥ 3,558,821	$ 558,457	¥ (1,772,189)	$ (278,096)	¥ 64,739	$ 10,159	¥ (11,261)	$ (1,767)	¥ 1,769,331	$ 277,646
Ending balance (in shares) at Dec. 31, 2021 | shares							29,272,306	29,272,306	6,571,429	6,571,429	(517,454)	(517,454)